Short-Term Borrowings And Long-Term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Other Short-Term Borrowings [Table Text Block]

	2012	2013
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,560,552	¥1,358,067
Borrowings from the Bank of Japan	7,189,750	7,466,717
Borrowings from other financial institutions	201,139	203,120
Other	70,998	49,500

Total domestic offices	9,022,439	9,077,404

Foreign offices:
Commercial paper	1,359,900	2,125,851
Borrowings from other financial institutions	472,010	386,068
Other	27,276	19,389

Total foreign offices	1,859,186	2,531,308

Total	10,881,625	11,608,712
Less unamortized discount	100	114

Other short-term borrowings—net	¥10,881,525	¥11,608,598

Weighted average interest rate on outstanding balance at end of fiscal year	0.23%	0.20%

Schedule Of Long-Term Debt [Table Text Block]

	2012	2013
	(in millions)
MUFG:
Obligations under capital leases	¥28	¥59
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	411	470
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,098	1,207
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	394	430

Total	383,931	384,166

BTMU:
Obligations under capital leases	¥17,554	¥15,294
Obligation under sale-and-leaseback transactions	48,500	47,435
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2027, principally 0.16%-2.69%	1,518,900	1,337,900
Fixed rate bonds, payable in U.S. dollars, due 2013-2023, principally 1.00%-3.85%	513,689	639,679
Fixed rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2014-2017, principally 4.05%-5.58%(2)	98,337	126,709
Fixed rate borrowings, payable in Japanese yen, due 2013-2027, principally 0.10%-0.50%	7,238	10,297
Fixed rate borrowings, payable in U.S. dollars, due 2018, principally 7.49%	395	383
Fixed rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, due 2013-2014, principally 2.13%-5.65%(2)	320	384
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.57%	20,000	20,000
Floating rate bonds, payable in U.S. dollars, due 2014-2016, principally 0.74%-0.95%	40,898	93,667
Floating rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2015, principally 4.38%(2)	25,635	29,379
Floating rate borrowings, payable in U.S. dollars, due 2014-2023, principally 0.45%-0.82%	457,190	780,410
Floating rate borrowings, payable in Euro, due 2014-2021, principally 0.40%-0.43%	—	7,839

Total	2,682,602	3,046,647
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2031, principally 0.93%-2.91%	2,135,169	1,579,037
Fixed rate borrowings, payable in Japanese yen, due 2016-2035, principally 0.63%-2.24%	225,737	233,419
Fixed rate borrowings, payable in U.S. dollars, due 2013, principally 6.76%	105,260	118,177
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.89%-1.69%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.32%-2.86%	535,600	395,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.07%-4.78%	901,100	891,199
Adjustable rate borrowings, payable in U.S. dollars, due 2017, principally 0.97%	41,095	—
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	201,366	221,018
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	10,980	—
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	144,387	158,760
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	74,207	80,885
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.49%-0.93%	41,900	41,900

Total	4,510,501	3,813,695
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2044, principally 0.31%-5.90%	1,977,785	1,516,893
Payable under repurchase agreements, due 2018, principally 1.48%	—	188,100

Total	9,236,942	8,628,064

Other subsidiaries:
Obligations under capital leases	¥11,489	¥10,286
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2041, principally 0.00%-7.00%	444,346	547,746
Fixed rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-8.10%	18,869	46,849
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2013-2037, principally 0.50%-10.00%(2)	4,945	10,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2043, principally 0.00%-11.00%	1,090,919	1,199,685
Floating rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-10.00%	476,431	403,809
Floating rate bonds and notes, payable in Euro, due 2013-2018, principally 0.00%-1.76%	1,212	22,492
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2014-2038, principally 0.00%-12.00%(2)	14,843	2,006

Total	2,051,565	2,232,976
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2030, principally 0.56%-2.98%	412,931	435,544
Fixed rate bonds and notes, payable in U.S. dollars, due 2013-2036, principally 2.01%-10.35%	90,116	105,096
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 1.56%-2.70%	86,300	72,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	101,496	105,744
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2018, principally 0.56%-1.61%	195,030	192,391

Total	885,873	911,075
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2015, principally 0.44%-6.10%	23,262	15,791

Total	2,972,189	3,170,128

Total	¥12,593,062	¥12,182,358

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Thai baht, Russian ruble etc, have been summarized into the “Other currencies” classification.

Schedule Of Maturities Of Long-Term Debt [Table Text Block]

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2014	¥17	¥1,060,289	¥577,163	¥1,637,469
2015	15	1,068,006	390,606	1,458,627
2016	8	873,692	305,246	1,178,946
2017	5	561,434	309,753	871,192
2018	2	730,544	282,421	1,012,967
2019 and thereafter	384,119	4,334,099	1,304,939	6,023,157

Total	¥384,166	¥8,628,064	¥3,170,128	¥12,182,358